Provisions (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in other provisions [Roll Forward]
Balance at beginning	S/ 53,753	S/ 61,518
Additions, notes 21 and 25	32,955	36,268
Change in estimates, note 22	522	5,259
Unwinding of discount, note 24	(522)	(345)	S/ (788)
Payments and advances	(34,362)	(49,637)
Balance at end	52,868	53,753	61,518
Current portion	24,575	31,711
Non-current portion	28,293	22,042
Provisions	52,868	53,753
Worker' Profit-Sharing [Member]
Reconciliation of changes in other provisions [Roll Forward]
Balance at beginning	17,018	21,273
Additions, notes 21 and 25	21,554	18,692
Change in estimates, note 22
Payments and advances	(18,425)	(22,947)
Balance at end	20,147	17,018	21,273
Current portion	20,147	17,018
Non-current portion
Provisions	20,147	17,018
Long-term Incentive Plan [Member]
Reconciliation of changes in other provisions [Roll Forward]
Balance at beginning	34,368	36,906
Additions, notes 21 and 25	11,401	16,088
Change in estimates, note 22	477
Unwinding of discount, note 24		345
Payments and advances	(15,924)	(18,971)
Balance at end	30,322	34,368	36,906
Current portion	4,200	13,817
Non-current portion	26,122	20,551
Provisions	30,322	34,368
Rehabilitation Provision [Member]
Reconciliation of changes in other provisions [Roll Forward]
Balance at beginning	2,367	3,339
Additions, notes 21 and 25		1,488
Change in estimates, note 22	45	5,259
Payments and advances	(13)	(7,719)
Balance at end	2,399	2,367	S/ 3,339
Current portion	228	876
Non-current portion	2,171	1,491
Provisions	S/ 2,399	S/ 2,367